UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4626

THE CASCADES TRUST

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/17

Date of reporting period: 9/30/17

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2017

Please Save the Date for Your 2018 Shareholder Meeting

Thursday, May 10, Oregon Convention Center, Portland

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional

Aquila Tax-Free Trust of Oregon “Keeping Your Portfolio In Line With Your Investment Goals” Serving Oregon investors since 1986

November, 2017

Dear Fellow Shareholder:

     The bull market celebrated its 8th Anniversary in early March of this year. If you haven’t recently done so, now may be a good time to talk to your financial advisor about your investment portfolio.

     Investors may be well-served through an assortment of investments in their portfolio since different types of investments may react differently during various stages of economic cycles. What might be a good economic environment for stocks may be a poor one for bonds and vice versa. Having a mixture of investments may, therefore, aid in dampening the overall volatility of your portfolio.

     The desirable amount of one’s holdings in each type of investment depends upon, among other things, your risk tolerance, financial goals, tax bracket, age and other factors. Once the allocations are determined among different types of investments, portfolios may need to be rebalanced to keep the original allocations close to their long-term targets. Without rebalancing, over time, you may be investing more or less aggressively than you intend or than may be desirable for your particular circumstances.

     For instance, let’s look at the following very simplistic illustration. Let’s suppose an investor, after consultation with his/her financial advisor, decides to split his/her savings evenly between two investments. This illustration assumes an investor was comfortable with having a 50%/50% asset allocation. Actual asset allocation generally would involve investing in a well-diversified portfolio of individual investments which might include a larger number of investments.

Investment A	$500	50%
Investment B	$500	50%

     Now, let’s further suppose that Investment A increased in value by $50, while Investment B neither increased nor decreased in value. The resulting asset allocation is now 52%/48%.

Investment A	$550	52%
Investment B	$500	48%

NOT A PART OF THE SEMI-ANNUAL REPORT

     Over time, this disparity from the original 50%/50% allocation could become even greater and deviate from the investor’s original intent, bearing in mind their particular facts and circumstances.

     Periodic review and consideration of the allocation, or balance, of investments in one’s portfolio is therefore a prudent practice. Of course, there are some considerations which should be taken into account prior to rebalancing one’s portfolio, including possible transaction costs and potential tax consequences. Whenever you consider reallocating your assets, it therefore would be prudent to discuss the matter with your financial advisor and/or tax professional. They can help you find and maintain a well-diversified mix of investments to fit your particular needs and desires.

     Thank you for your continued inclusion of Aquila Tax-Free Trust of Oregon as part of your portfolio of investments.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low , so the Trust faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

NOT A PART OF THE SEMI-ANNUAL REPORT

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (46.2%)	and Fitch	Value

	City & County (5.4%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,687,217
	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,184,031
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,524,214
	Clackamas County, Oregon
	Refunding
1,135,000	4.000%, 06/01/24	Aa1/NR/NR	1,256,865
	Clackamas County, Oregon Tax
	Allocation
705,000	6.500%, 05/01/20 NR/NR/NR*		708,024
	Gresham, Oregon Full Faith and
	Credit Refunding and Project
	Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,816,101
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,217,170
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,383,857
	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,461,531
	Portland, Oregon Limited Tax,
	Sellwood Bridge & Archive
	Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,861,597
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,922,519
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,981,290
	Portland, Oregon Limited
	Tax Improvement
215,000	4.000%, 06/01/22 2011 Series A	Aaa/NR/NR	215,402
	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,652,050
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,217,777
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	841,105
	Springfield, Oregon
1,765,000	4.000%, 06/01/24	Aa3/NR/NR	2,001,757
1,830,000	4.000%, 06/01/25	Aa3/NR/NR	2,088,744

1 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	Washington County, Oregon
$5,055,000	4.000%, 06/01/29 Series B	Aaa/NR/NR	$5,629,551
	Total City & County		34,650,802

	Community College (4.0%)
	Blue Mountain Community College
	District Umatilla, Oregon Morrow
	and Baker Counties Oregon
	(Umatilla and Morrow Counties
	Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,077,767
	Central Oregon Community
	College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,023,937
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,396,457
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,372,207
	Chemeketa, Oregon Community
	College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,400,800
	Clackamas, Oregon Community
	College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,689,934
	Columbia Gorge, Oregon Community
	College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,105,840
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,124,832
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,986,022
	Linn Benton, Oregon
	Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,816,142
	Mount Hood, Oregon Community
	College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,253,461
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,192,720

2 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Oregon Coast Community College
	District State
$1,770,000	5.000%, 06/15/25	Aa1/NR/NR	$2,043,129
	Rogue, Oregon Community
	College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,545,624
	Total Community College		26,028,872

	Higher Education (0.9%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,204,710
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,149,692
	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,284,508
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,286,091
	Total Higher Education		5,925,001

	Hospital (0.8%)
	Pacific Communities Health
	District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,458,254
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,259,736
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,183,320
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,411,848
	Total Hospital		5,313,158

	School District (23.2%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,958,154
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,806,900
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,664,382
3,725,000	5.000%, 06/15/31	Aa1/AA+/NR	4,558,543
	Clackamas County, Oregon School
	District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	1,163,150

3 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Clackamas County, Oregon School
	District #86 (Canby)
$1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	$2,082,168
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,285,646
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,251,345
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,637,070
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,336,740
	Clatsop County, Oregon School
	District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,222,800
	Deschutes County, Oregon
	Administrative School
	District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,341,610
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,858,046
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,173,685
	Deschutes and Jefferson Counties,
	Oregon School
	District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC
	Insured	Aa1/NR/NR	80,228
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	920,778
	Greater Albany School District #8J
	(Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,230,580
	Hood River County, Oregon
	School District
2,825,000	4.000%, 06/15/29	NR/AA+/NR	3,152,050
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,503,018
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,644,320

4 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Jefferson County, Oregon School
	District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	$1,642,452
	Klamath County, Oregon
	School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,476,887
	Lane County, Oregon School District
	#4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,237,271
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,181,740
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,982,578
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,491,830
	Lane County, Oregon School District
	#19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,209,110
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,084,117
	Lane County, Oregon School District
	#69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	760,246
	Lane & Douglas Counties, Oregon
	School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	3,027,067
	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,551,352
	Marion County, Oregon School
	District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,577,352
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,702,372
	Marion & Clackamas Counties, Oregon
	School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,494,738
	Morrow County, Oregon School
	District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,831,273
	Multnomah County, Oregon School
	District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,609,946

5 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Multnomah County, Oregon School
	District #7 (Reynolds)
$5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	$6,899,326
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,810,110
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,187,938
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa2/NR/NR	1,280,591
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,735,140
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,575,148
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,083,775
	Multnomah and Clackamas Counties,
	Oregon School District #28JT
	(Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	2,811,856
	Polk, Marion & Benton Counties,
	Oregon School District #13J
	(Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,678,029
	Union County, Oregon School
	District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,196,520
	Wasco County, Oregon School
	District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,993,344
	Washington County, Oregon School
	District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,058,193
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,547,522
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,910,887
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,620,130
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,872,450
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,567,840

6 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Washington County, Oregon School
	District #48J (Beaverton) (continued)
$1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	$2,185,329
1,015,000	4.000%, 06/01/29 Series 2016	Aa2/NR/NR	1,130,365
	Washington Clackamas & Yamhill
	Counties, Oregon School District #88J
2,000,000	5.000%, 06/15/25	Aa1/AA+/NR	2,450,140
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,424,436
	Washington Multnomah & Yamhill
	Counties, Oregon School District
	#1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,691,601
	Yamhill County, Oregon School District
	#40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,492,925
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,123,260
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,108,350
	Total School District		150,166,749

	Special District (4.0%)
	Bend, Oregon Metropolitan Park &
	Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,570,269
	Clackamas County, Oregon Fire
	District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,157,129
2,705,000	4.000%, 06/01/31	NR/AA/NR	3,051,267
	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,429,480
	Tualatin Hills, Oregon Park &
	Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	4,103,407
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,670,000
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,356,945
	Tualatin Valley, Oregon Fire & Rescue
	Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,334,479
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,260,347
	Total Special District		25,933,323

7 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (6.3%)
	State of Oregon
$750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	$898,237
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,392,400
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,270,046
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,599,007
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,299,314
	State of Oregon Article XI-G
	Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,412,845
	State of Oregon Article XI-G
	Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	615,500
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,224,460
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,217,970
	State of Oregon Article XI-M
	Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,213,530
	State of Oregon Article XI-Q
	State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,617,263
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,210,810
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,411,240
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,463,612
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,530,498
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,212,550
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,779,297
	State of Oregon Department of
	Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,954,156
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,286,107
	State of Oregon Department of
	Administrative Services, Oregon
	Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,736,856
	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,213,120
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,542,850
	Total State		41,101,668

8 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Transportation (1.2%)
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
$5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	$6,173,200
	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,253,396
	Total Transportation		7,426,596

	Water & Sewer (0.4%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,149,496
	Rockwood, Oregon Water Peoples
	Utility District Water
	Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,379,741
	Total Water & Sewer		2,529,237
	Total General Obligation Bonds		299,075,406

	Revenue Bonds (29.2%)
	City & County (2.7%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa1/NR/NR	2,562,601
	Newport, Oregon Urban Renewal
	Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	613,437
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon
	Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,201,827
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,829,004
	Portland, Oregon Revenue Refunding
	Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,040,290
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,827,376
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,093,612

9 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	City & County (continued)
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding,
	North Macadam
$1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	$1,052,020
	Total City & County		17,220,167

	Electric (1.6%)
	Eugene, Oregon Electric Utility
	Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,479,095
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,851,838
	Northern Wasco County, Oregon
	Peoples Utility District (McNary Dam
	Fishway Hydroelectric Project),
	Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,808,628
	Total Electric		10,139,561

	Higher Education (1.8%)
	Oregon State Facilities Authority
	(Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,135,700
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,369,630
	Oregon State Facilities Authority
	(Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,340,846
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,154,010
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,300,557
	Oregon State Facilities Authority
	Revenue Refunding
	(Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,640,175
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,047,430
670,000	5.000%, 10/01/32	NR/A/NR	671,782
	Total Higher Education		11,660,130

10 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (5.2%)
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding,
	Asante Health Systems
$9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	$9,931,410
	Oregon Health Sciences University
9,025,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	8,015,734
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,293,660
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,511,512
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,175,480
	Oregon State Facilities Authority
	Revenue Refunding, Legacy
	Health Systems
3,000,000	4.500%, 03/15/18	A1/AA-/NR	3,045,360
1,000,000	4.750%, 03/15/24	A1/AA-/NR	1,073,130
1,000,000	5.000%, 03/15/30	A1/AA-/NR	1,069,380
	Oregon State Facilities Authority
	Revenue Refunding, Samaritan
	Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,618,950
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,163,420
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,663,032
	Total Hospital		33,561,068

	Housing (0.6%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing
	Revenue (Easton Ridge Apartments
	Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,377,295
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,542,692
	State of Oregon Housing and
	Community Services
1,020,000	1.800%, 01/01/23	Aa2/NR/NR	1,026,620
	Total Housing		3,946,607

11 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lottery (3.7%)
	Oregon State Department of
	Administration Services
	(Lottery Revenue)
$1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	$1,150,411
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,978,973
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,728,060
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,203,460
2,000,000	5.000%, 04/01/24 Series C	Aa2/AAA/NR	2,409,660
3,000,000	5.000%, 04/01/26 Series C	Aa2/AAA/NR	3,632,790
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	6,054,650
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,812,800
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,195,540
	Total Lottery		24,166,344

	Sales Tax (0.1%)
	Metro, Oregon Dedicated Tax Revenue
	(Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	897,727

	Transportation (5.9%)
	Oregon State Department Transportation
	Highway Usertax, Senior Lien
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,255,342
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,855,898
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,260,574
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,596,240
	Port Portland, Oregon Airport Revenue
	Refunding, Portland International
	Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	3,041,766
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,192,060
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,835,974
	Tri-County Metropolitan Transportation
	District, Oregon Senior Lien
	Payroll Tax
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,230,820
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,335,019

12 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Tri-County Metropolitan Transportation
	District, Oregon Senior Lien
	Payroll Tax (continued)
$1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	$2,026,464
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,856,695
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,437,688
	Total Transportation		37,924,540

	Water & Sewer (7.6%)
	Clackamas County, Oregon
	Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AA+/NR	2,793,549
	Clean Water Services, Oregon
	Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,907,583
	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	139,983
450,000	5.000%, 08/01/29	Aa2/AA/AA+	544,554
	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,109,510
	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	793,186
	Portland, Oregon Water System
	(First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,866,213
3,500,000	5.000%, 06/01/28 Series A	Aa2/AA/NR	4,256,175
	Portland, Oregon Sewer System
	(Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,271,033
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,401,380
2,000,000	5.000%, 06/01/26 Series B	Aa3/AA-/NR	2,443,240
2,000,000	5.000%, 06/01/27 Series B	Aa3/AA-/NR	2,411,560
	Portland, Oregon Water System
	Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,351,628

13 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	Portland, Oregon Water System
	Revenue Refunding (Jr. Lien)
$2,000,000	5.000%, 10/01/23	Aa1/NR/NR	$2,363,240
	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,364,034
	Salem, Oregon Water & Sewer
	Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,289,670
	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,075,510
	Tigard, Oregon Water System
	Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,988,045
	Washington County, Oregon Clean
	Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,112,081
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,645,470
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	3,089,457
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,958,039
	Woodburn, Oregon Wastewater
	Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,211,382
	Total Water and Sewer		49,386,522
	Total Revenue Bonds		188,902,666

	Pre-Refunded Bonds (21.5%)††
	Pre-Refunded
	General Obligation Bonds (10.8%)
	City & County (0.3%)
	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,864,100

	Community College (1.9%)
	Chemeketa, Oregon Community
	College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,041,896
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,269,704
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,583,274

14 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Community College (continued)
	Portland, Oregon Community
	College District
$7,915,000	5.000%, 06/15/28	Aa1/AA/NR	$8,443,089
	Total Community College		12,337,963

	Higher Education (0.8%)
	Oregon State, Oregon University
	System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,609,352
	State of Oregon Board of
	Higher Education
1,000,000	5.000%, 08/01/34	Aa1/AA+/NR	1,033,050
1,000,000	5.000%, 08/01/38	Aa1/AA+/NR	1,033,050
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/NR	519,605
	Total Higher Education		5,195,057

	Housing (0.1%)
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	550,594
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	400,444
	Total Housing		951,038

	School District (6.0%)
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,066,720
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,989,433
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,920,096
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,133,440
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,016,326
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,184,059
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,040,152
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,116,620
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,096,105
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,200,160
500,000	5.000%, 06/15/34	Aa1/AA+/NR	533,360

15 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	School District (continued)
	Columbia & Washington Counties,
	Oregon School District #47J
	(Vernonia)
$3,430,000	5.00%, 06/15/27	NR/AA+/NR	$3,783,873
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,175,300
	Jackson County, Oregon School
	District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,025,490
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,028,100
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,015,320
	Washington County, Oregon School
	District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,363,456
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,067,260
	Total School District		38,755,270

	Special District (0.2%)
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,052,890

	State (1.5%)
	State of Oregon Alternative
	Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,324,251
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	524,725
	State of Oregon Department of
	Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,320,400
	State of Oregon Department of
	Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR	1,570,920
960,000	5.000%, 11/01/28 Series C	NR/NR/NR	1,036,483
	Total State		9,776,779
	Total Pre-Refunded General
	Obligation Bonds		69,933,097

16 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Pre-Refunded Revenue Bonds (10.7%)
	Electric (1.2%)
	Eugene, Oregon Electric Utility
$5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	$5,821,237
	Eugene, Oregon Electric Utility
	Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,281,040
	Total Electric		8,102,277

	Higher Education (1.6%)
	Oregon State Facilities Authority
	(University of Portland)
3,000,000	5.000%, 04/01/32	NR/A-/NR	3,059,940
	Oregon State Facilities Authority
	(Willamette University)
1,830,000	5.000%, 10/01/32	NR/NR/NR*	1,830,000
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/NR/NR	5,271,950
	Total Higher Education		10,161,890

	Hospital (2.2%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	3,795,295
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,285,295
	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,865,355
	Salem, Oregon Hospital Facility
	Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,082,100
	Total Hospital		14,028,045

	Lottery (1.5%)
	Oregon State Department of
	Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	7,153,524
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,647,200
	Total Lottery		9,800,724

17 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Pre-Refunded Bonds (continued)	and Fitch	Value

	Transportation (2.4%)
	Jackson County, Oregon Airport
	Revenue
$750,000	5.250%, 12/01/32 Syncora
	Guarantee, Inc. Insured	Baa1/NR/NR	$755,168
	Oregon State Department Transportation
	Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,983,689
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,115,300
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,201,220
	Tri-County Metropolitan Transportation
	District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,929,746
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,985,470
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,435,750
	Total Transportation		15,406,343

	Water & Sewer (1.8%)
	Lane County, Oregon Metropolitan
	Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,613,875
	Portland Oregon Sewer System
	Refunding (Second Lien)
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,142,300
	Washington County, Oregon Clean
	Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,311,040
	Total Water and Sewer		12,067,215
	Total Pre-Refunded Revenue Bonds		69,566,494
	Total Pre-Refunded Bonds		139,499,591
	Total Investments
	(cost $605,943,572 - note 4)	96.9%	627,477,663
	Other assets less liabilities	3.1	20,265,939
	Net Assets	100.0%	$647,743,602

18 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody’s or AAA of S&P	17.3%
Pre-refunded bonds††	22.2
Aa of Moody’s or AA of S&P or Fitch	53.9
A of Moody’s or S&P	4.6
Baa of Moody’s or BBB of S&P	1.9
Not Rated*	0.1
100.0%

PORTFOLIO ABBREVIATION:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

19 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER ENDED 30, 2017 (unaudited)

ASSETS
Investments at value (cost $605,943,572)	$627,477,663
Cash	12,867,281
Interest receivable	8,587,161
Receivable for Trust shares sold	399,250
Other assets	39,230
Total assets	649,370,585
LIABILITIES
Payable for Trust shares redeemed	1,030,457
Management fees payable	209,135
Dividends payable	188,344
Distribution and service fees payable	3,349
Accrued expenses payable	195,698
Total liabilities	1,626,983

NET ASSETS	$647,743,602
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$585,536
Additional paid-in capital	626,249,648
Net unrealized appreciation on investments (note 4)	21,534,091
Undistributed net investment income	298,179
Accumulated net realized loss on investments	(923,852)
	$647,743,602
CLASS A
Net Assets	$412,919,001
Capital shares outstanding	37,314,948
Net asset value and redemption price per share	$11.07
Maximum offering price per share (100/96 of $11.07)	$11.53
CLASS C
Net Assets	$34,234,856
Capital shares outstanding	3,096,757
Net asset value and offering price per share	$11.06
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$11.06	*
CLASS Y
Net Assets	$200,589,745
Capital shares outstanding	18,141,942
Net asset value, offering and redemption price per share	$11.06

See accompanying notes to financial statements.

20 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2017 (unaudited)

Investment Income:

Interest income		$9,927,472

Expenses:

Management fee (note 3)	$1,288,557
Distribution and service fees (note 3)	494,528
Trustees’ fees and expenses (note 6)	156,480
Transfer and shareholder servicing agent fees	155,907
Legal fees	140,930
Registration fees and dues	29,920
Shareholders’ reports and proxy statements	23,058
Insurance	13,741
Auditing and tax fees	13,487
Custodian fees	7,241
Chief compliance officer services (note 3)	5,572
Miscellaneous	28,283
Total expenses	2,357,704

Management fees waived (note 3)	(24,318)
Net expenses		2,333,386
Net investment income		7,594,086

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	428,349
Change in unrealized appreciation on
investments	3,870,470

Net realized and unrealized gain (loss) on
investments		4,298,819
Net change in net assets resulting from
operations		$11,892,905

See accompanying notes to financial statements.

21 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2017	Year Ended
	(unaudited)	March 31, 2017
OPERATIONS:
Net investment income	$7,594,086	$16,352,018
Net realized gain (loss) from
securities transactions	428,349	(542,744)
Change in unrealized appreciation
on investments	3,870,470	(21,619,220)
Change in net assets resulting
from operations	11,892,905	(5,809,946)

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(4,853,522)	(10,085,312)

Class C Shares:
Net investment income	(269,159)	(594,605)

Class Y Shares:
Net investment income	(2,370,443)	(5,031,747)
Change in net assets from
distributions	(7,493,124)	(15,711,664)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	51,212,557	146,036,358
Reinvested dividends and
distributions	6,120,351	12,930,374
Cost of shares redeemed	(51,684,984)	(135,047,621)
Change in net assets from
capital share transactions	5,647,924	23,919,111

Change in net assets	10,047,705	2,397,501

NET ASSETS:
Beginning of period	637,695,897	635,298,396
End of period*	$647,743,602	$637,695,897
* Includes undistributed net investment income of:	$298,179	$197,217

See accompanying notes to financial statements.

22 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on June 16, 1986. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

23 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2017:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	627,477,663
Level 3 – Significant Unobservable Inputs	—
Total	$627,477,663

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2014 –2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

24 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2017 (unaudited)

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2017, the Fund decreased undistributed net investment income by $839,617 and decreased accumulated net realized loss on investments by $839,617. These reclassificatiions had no effect on net assets or net asset value per share.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of net assets of the Trust. The Manager has contractually agreed to waive its fees through September 30, 2018 to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40% of net assets of the Trust up to $400 million; 0.38% of the Trust’s net assets above that amount to $1 billion and 0.36% of the Trust’s net assets above $1 billion. For the six months ended September 30, 2017, the Trust incurred management fees of $1,288,557, of which $24,318 was waived.

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of net assets of the Trust up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billlion.

25 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2017, distribution fees on Class A Shares amounted to $312,533 of which the Distributor retained $11,508.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $136,496. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2017, amounted to $45,499. The total of these payments made with respect to Class C Shares amounted to $181,995 of which the Distributor retained $40,871.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2017, total commissions on sales of Class A Shares amounted to $261,540 of which the Distributor received $45,109.

26 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Trust shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Trust and certain shareholders; and (ii) the payments that the Trust would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2017, purchases of securities and proceeds from the sales of securities aggregated $39,163,876 and $34,204,408, respectively.

     At September 30, 2017, the aggregate tax cost for all securities was $605,943,572. At September 30, 2017, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $23,550,190 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,016,099 for a net unrealized appreciation of $21,534,091.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations. At September 30, 2017, the Trust had 100% of its net assets invested in municipal obligations of issuers within Oregon.

6. Trustees’ Fees and Expenses

     At September 30, 2017, there were 8 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2017 was $129,926. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2017, such meeting-related expenses amounted to $26,554.

27 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2017		Year Ended
	(unaudited)		March 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,504,814	$16,692,233	4,781,450	$53,679,014
Reinvested dividends and
distributions	357,375	3,969,666	744,512	8,328,138
Cost of shares redeemed	(2,197,813)	(24,384,521)	(4,847,261)	(53,927,875)
Net change	(335,624)	(3,722,622)	678,701	8,079,277
Class C Shares:
Proceeds from shares sold	213,888	2,371,198	1,007,183	11,352,526
Reinvested dividends and
distributions	22,295	247,385	48,531	541,957
Cost of shares redeemed	(605,006)	(6,705,550)	(762,522)	(8,480,153)
Net change	(368,823)	(4,086,967)	293,192	3,414,330

Class Y Shares:
Proceeds from shares sold	2,897,958	32,149,126	7,227,623	81,004,818
Reinvested dividends and
distributions	171,692	1,903,300	363,045	4,060,279
Cost of shares redeemed	(1,860,563)	(20,594,913)	(6,598,236)	(72,639,593)
Net change	1,209,087	13,457,513	992,432	12,425,504
Total transactions in Fund
shares	504,640	$5,647,924	1,964,325	$23,919,111

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2017, the Trust had capital loss carryover of $1,352,202 which is short-term and has no expiration date. During the fiscal year ended March 31, 2017, the Trust utilized $254,615 of capital loss carry forward.

28 | Aquila Tax-Free of Oregon

     AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2017 (unaudited)

     The tax character of distributions was as follows:

	Year	Year
	Ended	Ended
	March 31, 2017	March 31, 2016
Net tax-exempt income	$15,681,897	$15,788,885
Ordinary income 29,767		—
	$15,711,664	$15,788,885

     As of March 31, 2017, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$17,665,686
Undistributed tax-exempt income	361,723
Accumulated net loss on investments	(1,352,202)
Other temporary differences	(166,571)
$16,508,636

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid, the tax treatment of market discount amortization, and the deduction of distributions payable.

10. Credit Facility

     Effective August 30, 2017, Bank of New York Mellon and the Aquila Group of Funds became parties to a $40 million credit agreement, which currently terminates on August 29, 2018.  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.15% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Trust (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the period ended September 30, 2017.

29 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended March 31,				Six Months		Year
	9/30/17 (unaudited)		2017	2016	2015	2014	Ended 3/31/13†		Ended 9/30/12
Net asset value, beginning of period	$10.99		$11.33	$11.31	$11.01	$11.37	$11.53		$11.12
Income (loss) from investment operations:
Net investment income(1)	0.13		0.28	0.31	0.33	0.35	0.18		0.37
Net gain (loss) on securities (both
realized and unrealized)	0.08		(0.35)	0.01	0.30	(0.36)	(0.11)		0.41
Total from investment operations	0.21		(0.07)	0.32	0.63	(0.01)	0.07		0.78
Less distributions (note 9):
Dividends from net investment income	(0.13)		(0.27)	(0.30)	(0.33)	(0.35)	(0.18)		(0.37)
Distributions from capital gains	—		—	—	—	— (4)	(0.05)		—
Total distributions	(0.13)		(0.27)	(0.30)	(0.33)	(0.35)	(0.23)		(0.37)
Net asset value, end of period	$11.07		$10.99	$11.33	$11.31	$11.01	$11.37		$11.53
Total return (not reflecting sales charge)	1.91	%(2)	(0.66)%	2.91%	5.80%	(0.04)%	0.54	%(2)	7.14%
Ratios/supplemental data
Net assets, end of period (in millions)	$413		$414	$419	$398	$385	$425		$419
Ratio of expenses to average net assets	0.72	%(3)	0.73%	0.74%	0.74%	0.73%	0.71	%(3)	0.74%
Ratio of net investment income to
average net assets	2.36	%(3)	2.48%	2.72%	2.96%	3.16%	3.08	%(3)	3.29%
Portfolio turnover rate	5	%(2)	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.73	%(3)	0.74%	0.74%	0.74%	0.74%	0.72	%(3)	0.75%
Ratio of net investment income to
average net assets	2.35	%(3)	2.47%	2.72%	2.96%	3.16%	3.07	%(3)	3.28%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

30 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year Ended March 31				Six Months		Year
	9/30/17 (unaudited)		2017	2016	2015,	2014	Ended 3/31/13†		Ended 9/30/12
Net asset value, beginning of period	$10.98		$11.32	$11.30	$11.00	$11.36	$11.52		$11.11
Income (loss) from investment operations:
Net investment income(1)	0.08		0.18	0.21	0.24	0.25	0.13		0.27
Net gain (loss) on securities (both
realized and unrealized)	0.08		(0.35)	0.02	0.30	(0.36)	(0.11)		0.42
Total from investment operations	0.16		(0.17)	0.23	0.54	(0.11)	0.02		0.69
Less distributions (note 9):
Dividends from net investment income	(0.08)		(0.17)	(0.21)	(0.24)	(0.25)	(0.13)		(0.28)
Distributions from capital gains	—		—	—	—	— (4)	(0.05)		—
Total distributions	(0.08)		(0.17)	(0.21)	(0.24)	(0.25)	(0.18)		(0.28)
Net asset value, end of period	$11.06		$10.98	$11.32	$11.30	$11.00	$11.36		$11.52
Total return (not reflecting CDSC)	1.48	%(2)	(1.50)%	2.05%	4.91%	(0.89)%	0.11	%(2)	6.24%
Ratios/supplemental data
Net assets, end of period (in millions)	$34		$38	$36	$32	$29	$39		$38
Ratio of expenses to average net assets	1.57	%(3)	1.59%	1.59%	1.58%	1.58%	1.56	%(3)	1.59%
Ratio of net investment income to
average net assets	1.51	%(3)	1.63%	1.86%	2.11%	2.31%	2.23	%(3)	2.42%
Portfolio turnover rate	5	%(2)	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	1.58	%(3)	1.59%	1.59%	1.59%	1.59%	1.57	%(3)	1.59%
Ratio of net investment income to
average net assets	1.50	%(3)	1.62%	1.86%	2.10%	2.31%	2.22	%(3)	2.42%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

31 | Aquila Tax-Free of Oregon

AQUILA TAX-FREE TRUST OF OREGON

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year Ended March 31,				Six Months		Year
	9/30/17 (unaudited)		2017	2016	2015	2014	Ended 3/31/13†		Ended 9/30/12
Net asset value, beginning of period	$10.98		$11.32	$11.30	$11.00	$11.36	$11.52		$11.11
Income (loss) from investment operations:
Net investment income(1)	0.14		0.29	0.32	0.35	0.36	0.18		0.39
Net gain (loss) on securities (both
realized and unrealized)	0.08		(0.35)	0.02	0.30	(0.36)	(0.11)		0.41
Total from investment operations	0.22		(0.06)	0.34	0.65	—	0.07		0.80
Less distributions (note 9):
Dividends from net investment income	(0.14)		(0.28)	(0.32)	(0.35)	(0.36)	(0.18)		(0.39)
Distributions from capital gains	—		—	—	—	— (4)	(0.05)		—
Total distributions	(0.14)		(0.28)	(0.32)	(0.35)	(0.36)	(0.23)		(0.39)
Net asset value, end of period	$11.06		$10.98	$11.32	$11.30	$11.00	$11.36		$11.52
Total return	1.99	%(2)	(0.51)%	3.08%	5.97%	0.11%	0.61	%(2)	7.30%
Ratios/supplemental data
Net assets, end of period (in millions)	$201		$186	$180	$126	$87	$89		$84
Ratio of expenses to average net assets	0.57	%(3)	0.58%	0.59%	0.58%	0.58%	0.56	%(3)	0.59%
Ratio of net investment income to
average net assets	2.51	%(3)	2.63%	2.86%	3.10%	3.31%	3.23	%(3)	3.44%
Portfolio turnover rate	5	%(2)	13%	7%	5%	5%	3	%(2)	8%

Expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):

Ratio of expenses to average net assets	0.58	%(3)	0.59%	0.59%	0.59%	0.59%	0.57	%(3)	0.60%
Ratio of net investment income to
average net assets	2.50	%(3)	2.62%	2.86%	3.10%	3.31%	3.22	%(3)	3.43%

____________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.
†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

See accompanying notes to financial statements.

32 | Aquila Tax-Free of Oregon

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (“12b-1”) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2017

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	1.91%	$1,000.00	$1,019.10	$3.64
Class C	1.48%	$1,000.00	$1,014.80	$7.93
Class Y	1.99%	$1,000.00	$1,019.90	$2.89

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free of Oregon

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.46	$3.65
Class C	5.00%	$1,000.00	$1,017.20	$7.94
Class Y	5.00%	$1,000.00	$1,022.21	$2.89

(1)	Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

34 | Aquila Tax-Free of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2017, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Fund’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2017, $15,681,897 of dividends paid by Aquila Tax-Free Trust of Oregon, constituting 99.8% of total dividends paid during the fiscal year ended March 31, 2017, were exempt-interest dividends; and the balance was ordinary income.

     Prior to February 15, 2018, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2017 calendar year.

35 | Aquila Tax-Free of Oregon

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), serves as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2017. The independent Trustees met telephonically on August 24, 2017 and in person on September 17, 2017 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable by the Trust under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory and Sub-Advisory Agreement. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust.

     At the meeting held on September 17, 2017, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2018. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     With the approval of the Trustees, the Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns, and his comprehensive understanding regarding the economy of the State of Oregon and the securities in which the Trust invests. The Trustees also noted the contributions of Mr. Timothy Iltz, Vice President of the Sub-Adviser and municipal bond credit analyst, to the Sub-Adviser’s investment analysis with respect to the Trust’s portfolio. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality, and that the Trust did not hold any securities subject to the alternative minimum tax.

36 | Aquila Tax-Free of Oregon

     The Trustees considered that the Manager and the Sub-Adviser had provided all advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

     The Trustees also noted that the Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s fund accountant, shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (six Oregon intermediate and long municipal bond funds, as classified by Morningstar, that charge a front-end sales charge);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

      The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one, five, and ten-year periods ended June 30, 2017 and lower than the average annual total return of the funds in the Peer Group for the three-year period ended June 30, 2017. The Trustees considered that the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2017. They also considered that the Trust’s average annual return was lower than the average annual return of the benchmark index for the one, three, five and ten-year periods ended June 30, 2017. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses.

37 | Aquila Tax-Free of Oregon

      In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2017. The Trustees further noted that the Fund’s Sharpe ratio was in the second quintile for the three and five-year periods ended June 30, 2017 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

      The Trustees discussed the Trust’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and the Sub-Adviser’s view that the Trust’s performance, as compared to its Peer Group, was explained in part by the Trust’s generally higher-quality portfolio and lower duration.

      The Trustees considered the Trust’s investment performance to be consistent with the investment objectives of the Trust. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Trust Expenses

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Trust, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average and median contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s average actual management fee and expenses (for Class A shares) were lower than the average actual management fee and expenses, respectively, of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that the fee rates for those clients were not lower than the contractual fee rate for the Trust. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its separately managed account clients were generally lower than the fees paid to the Sub-Adviser with respect to the Trust. In evaluating the fees associated with the separately managed accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

38 | Aquila Tax-Free of Oregon

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

Profitability

     The Trustees received materials from each of the Manager and the Sub-Adviser and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors LLC of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust was at the low end of the profitability data provided to the Trustees with respect to much larger publicly traded asset managers and supported the renewal of the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust supported the renewal of the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Manager and the Sub-Adviser may realize economies of scale or other efficiencies in managing the Trust. They noted that the Trust has in place breakpoints in the sub-advisory fee schedule based on the size of the Trust. In addition, it was noted that the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Accordingly, the Trustees concluded that economies of scale were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

39 | Aquila Tax-Free of Oregon

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Sub-Adviser

KIRKPATRICK PETTIS CAPITAL MANAGEMENT

2 Centerpointe Drive, Suite 500

Lake Oswego, Oregon 97035

Board of Trustees

James A. Gardner, Chair

Diana P. Herrmann, Vice Chair

Gary C. Cornia

Henry H. Hewitt

Edmund P. Jensen

John W. Mitchell

Patricia L. Moss

Ralph R. Shaw

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President and Secretary

Marie E. Aro, Senior Vice President

Paul G. O’Brien, Senior Vice President

Christine L. Neimeth, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 1, 2017

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 1, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 1, 2017

THE CASCADES TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.